Stockholders' Equity - Summary of Aggregate Information on all Equity Compensation Plans (Parenthetical) (Detail) - shares shares in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock remaining available for future issuance under equity compensation plans	4	144	129
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock remaining available for future issuance under equity compensation plans	4	144	91